Related Party Transactions	6 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 16 –Related Party Transactions

In addition to the information disclosed elsewhere in the financial statements, the following transaction took place between the Company and related parties at terms agreed between the parties:

Guarantees in favour of the Company’s bank borrowings were received from Mr. Chao Xin, our Chief Executive Officer, Chairman and a shareholder for the six months ended December 31, 2015.